Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Accumulated Other comprehensive Income (loss), other than temporary impairment, not credit loss, net of tax, available-for sale, additions or reductions	$ 0	$ 0	$ 0
Cost/Amortized Cost	604,000,000	582,000,000
Unrealized Gains	3,000,000	20,000,000
Unrealized Losses	(16,000,000)	(2,000,000)
Fair Value	591,000,000	600,000,000
Minimum disclosure of Unrealized losses on certain available-for-sale securities	1,000,000	1,000,000
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income or loss	0	0
Bonds:
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	597,000,000	574,000,000
Unrealized Gains	3,000,000	20,000,000
Unrealized Losses	(15,000,000)	(2,000,000)
Fair Value	585,000,000	592,000,000
U.S. government and government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	83,000,000	61,000,000
Unrealized Gains	0	3,000,000
Unrealized Losses	(1,000,000)	0
Fair Value	82,000,000	64,000,000
Obligations of states, municipalities, and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	88,000,000	99,000,000
Unrealized Gains	1,000,000	3,000,000
Unrealized Losses	0	0
Fair Value	89,000,000	102,000,000
Certificates of deposit and commercial paper
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost		1,000,000
Unrealized Gains		0
Unrealized Losses		0
Fair Value		1,000,000
AFS pledged as collateral		1,000,000
Corporate debt
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	278,000,000	256,000,000
Unrealized Gains	2,000,000	12,000,000
Unrealized Losses	(13,000,000)	(1,000,000)
Fair Value	267,000,000	267,000,000
RMBS
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	74,000,000	71,000,000
Unrealized Gains	0	2,000,000
Unrealized Losses	0	0
Fair Value	74,000,000	73,000,000
CMBS
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	44,000,000	25,000,000
Unrealized Gains	0	0
Unrealized Losses	0	(1,000,000)
Fair Value	44,000,000	24,000,000
CDO/ABS
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	30,000,000	61,000,000
Unrealized Gains	0	0
Unrealized Losses	(1,000,000)	0
Fair Value	29,000,000	61,000,000
Preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	6,000,000	7,000,000
Unrealized Gains	0	0
Unrealized Losses	(1,000,000)	0
Fair Value	5,000,000	7,000,000
Other long-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost/Amortized Cost	1,000,000	1,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	$ 1,000,000	$ 1,000,000